CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2021
Cash And Cash Equivalents [Abstract]
Cash, Cash Equivalents and Restricted Cash

The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the consolidated balance sheets that sum to the total of the same such amounts shown in the consolidated statements of cash flows as of December 31, 2020 and 2021.

	December 31
(in US$ thousands)	2020	2021
Cash and savings accounts	$45,696	$41,455
Time deposits	6	—
Cash and cash equivalents reported on the consolidated balance sheets	45,702	41,455
Cash restricted as performance bond	300	306
Total cash, cash equivalents and restricted cash reported on the consolidated statements of cash flows	$46,002	$41,761

We maintain cash and cash equivalents, as well as restricted cash, in bank accounts with major financial institutions with high credit ratings located in the following jurisdictions:

	December 31
(in US$ thousands)	2020	2021
Taiwan	$42,040	$41,182
Hong Kong	3,946	564
China	16	15
	$46,002	$41,761